UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2011



[LOGO OF USAA]
   USAA(R)




PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GLOBAL OPPORTUNITIES FUND
SEPTEMBER 30, 2011

                                                                      (Form N-Q)

                                             (C)2011, USAA. All rights reserved.
88397-1111

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GLOBAL OPPORTUNITIES FUND
September 30, 2011 (Unaudited)

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (90.3%)

             COMMON STOCKS (44.9%)

             CONSUMER DISCRETIONARY (5.3%)
             -----------------------------
             ADVERTISING (0.1%)
     7,500   Omnicom Group, Inc.(a)                                                      $    276
                                                                                         --------
             APPAREL RETAIL (0.5%)
     3,600   Abercrombie & Fitch Co. "A"                                                      222
    10,200   Chico's FAS, Inc.                                                                117
    27,200   Foot Locker, Inc.(a)                                                             546
     6,900   Gap, Inc.                                                                        112
       605   Industria de Diseno Textil S.A'.(b)                                               52
    15,100   Limited Brands, Inc.(a)                                                          581
     2,400   Ross Stores, Inc.                                                                189
     5,600   TJX Companies, Inc.(a)                                                           311
                                                                                         --------
                                                                                            2,130
                                                                                         --------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.4%)
     3,168   Burberry Group plc(b)                                                             57
       486   Christian Dior S.A.(b)                                                            54
     2,407   Compagnie Financiere Richemont S.A.(b)                                           107
     1,900   Fossil, Inc.*                                                                    154
     3,500   Polo Ralph Lauren Corp.(a)                                                       454
     2,600   PVH Corp.                                                                        151
       258   Swatch Group AG(b)                                                                85
     1,896   Swatch Group Ltd.(a),(b)                                                         113
     5,600   VF Corp.(a)                                                                      681
                                                                                         --------
                                                                                            1,856
                                                                                         --------
             AUTO PARTS & EQUIPMENT (0.2%)
     4,000   Autoliv, Inc.(a)                                                                 194
     1,800   BorgWarner, Inc.                                                                 109
     1,133   Continental AG*(b)                                                                65
     4,500   Lear Corp.                                                                       193
     1,100   Toyota Industries Corp.(b)                                                        32
     3,600   TRW Automotive Holdings Corp.*                                                   118
                                                                                         --------
                                                                                              711
                                                                                         --------
             AUTOMOBILE MANUFACTURERS (0.2%)
     1,723   Bayerische Motoren Werke AG(a),(b)                                               114
     2,569   Daimler AG(a),(b)                                                                114
    12,100   General Motors Co.*(a)                                                           244
       400   Honda Motor Co. Ltd.(a),(b)                                                       12
    22,000   Nissan Motor Co. Ltd.(b)                                                         195
     2,250   Peugeot S.A. ADR(b)                                                               48
     5,300   Toyota Motor Corp.(a),(b)                                                        181
       116   Volkswagen AG(a),(b)                                                              14
                                                                                         --------
                                                                                              922
                                                                                         --------

================================================================================

1  | USAA Global Opportunities Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             BROADCASTING (0.2%)
    29,800   CBS Corp. "B"(a)                                                            $    607
     5,600   Discovery Communications, Inc. "A"*(a)                                           211
   176,655   ITV plc(a),(b)                                                                   162
                                                                                         --------
                                                                                              980
                                                                                         --------
             CABLE & SATELLITE (0.4%)
       982   British Sky Broadcasting Group plc(b)                                             10
    80,700   Comcast Corp. "A"(a)                                                           1,687
     1,800   Time Warner Cable, Inc.                                                          113
                                                                                         --------
                                                                                            1,810
                                                                                         --------
             CASINOS & GAMING (0.3%)
    74,000   Galaxy Entertainment Group Ltd.*(b)                                              104
    10,400   International Game Technology                                                    151
     4,500   Las Vegas Sands Corp.(a)                                                         173
     4,800   Penn National Gaming, Inc.*                                                      160
    24,800   Sands China Ltd.*(b)                                                              57
   103,000   SJM Holdings Ltd.(b)                                                             179
    75,600   Wynn Macau Ltd.(b)                                                               174
     3,800   Wynn Resorts Ltd.(a)                                                             437
                                                                                         --------
                                                                                            1,435
                                                                                         --------
             COMPUTER & ELECTRONICS RETAIL (0.0%)
     4,900   GameStop Corp. "A"*(a)                                                           113
       920   Yamada Denki Co. Ltd.(a),(b)                                                      64
                                                                                         --------
                                                                                              177
                                                                                         --------
             DEPARTMENT STORES (0.3%)
     3,100   Dillard's, Inc. "A"(a)                                                           135
    52,000   Lifestyle International Holdings, Ltd.(b)                                        130
    23,000   Macy's, Inc.(a)                                                                  605
     5,000   Marui Group Co. Ltd.(b)                                                           37
     3,726   Next plc(a),(b)                                                                  146
       432   PPR(a),(b)                                                                        56
                                                                                         --------
                                                                                            1,109
                                                                                         --------
             DISTRIBUTORS (0.2%)
    11,100   Genuine Parts Co.(a)                                                             564
     5,000   Jardine Cycle & Carriage Ltd.(b)                                                 159
                                                                                         --------
                                                                                              723
                                                                                         --------
             GENERAL MERCHANDISE STORES (0.2%)
     7,100   Dollar General Corp.*                                                            268
     4,100   Dollar Tree, Inc.*(a)                                                            308
     6,200   Target Corp.                                                                     304
                                                                                         --------
                                                                                              880
                                                                                         --------
             HOME FURNISHINGS (0.1%)
     3,700   Tempur-Pedic International, Inc.*                                                195
                                                                                         --------
             HOME IMPROVEMENT RETAIL (0.1%)
    14,600   Home Depot, Inc.(a)                                                              480
    31,641   Kingfisher plc(a),(b)                                                            121
                                                                                         --------
                                                                                              601
                                                                                         --------
             HOMEFURNISHING RETAIL (0.2%)
    15,700   Aaron's, Inc.(a)                                                                 396
     3,500   Bed Bath & Beyond, Inc.*                                                         201
     6,900   Williams-Sonoma, Inc.                                                            212
                                                                                         --------
                                                                                              809
                                                                                         --------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
     4,000   Starwood Hotels & Resorts Worldwide, Inc.                                        156
    11,788   TUI Travel plc(b)                                                                 27

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
     8,000   Wyndham Worldwide Corp.                                                     $    228
                                                                                         --------
                                                                                              411
                                                                                         --------
             HOUSEWARES & SPECIALTIES (0.0%)
     3,100   Tupperware Brands Corp.                                                          167
                                                                                         --------
             INTERNET RETAIL (0.3%)
     1,300   Amazon.com, Inc.*                                                                281
     5,700   Expedia, Inc.                                                                    147
       600   Netflix, Inc.*                                                                    68
     1,800   Priceline.com, Inc.*(a)                                                          809
                                                                                         --------
                                                                                            1,305
                                                                                         --------
             LEISURE PRODUCTS (0.3%)
    23,000   Mattel, Inc.(a)                                                                  595
     1,500   Namco Bandai Holdings, Inc.(b)                                                    20
    11,000   Polaris Industries, Inc.(a)                                                      550
     3,500   Sega Sammy Holdings, Inc.(b)                                                      82
                                                                                         --------
                                                                                            1,247
                                                                                         --------
             MOTORCYCLE MANUFACTURERS (0.0%)
     4,400   Harley-Davidson, Inc.                                                            151
                                                                                         --------
             MOVIES & ENTERTAINMENT (0.4%)
    43,500   News Corp. "A"(a)                                                                673
    12,566   Time Warner, Inc.(a)                                                             376
    21,500   Viacom, Inc. "B"(a)                                                              833
                                                                                         --------
                                                                                            1,882
                                                                                         --------
             PHOTOGRAPHIC PRODUCTS (0.1%)
     9,000   Nikon Corp.(b)                                                                   211
                                                                                         --------
             PUBLISHING (0.0%)
    17,118   Fairfax Media Ltd.(a),(b)                                                         13
                                                                                         --------
             RESTAURANTS (0.4%)
     1,100   Chipotle Mexican Grill, Inc. "A"*                                                333
     4,600   McDonald's Corp.(a)                                                              404
     2,400   Panera Bread Co. "A"*                                                            250
    25,300   Starbucks Corp.(a)                                                               943
                                                                                         --------
                                                                                            1,930
                                                                                         --------
             SPECIALTY STORES (0.2%)
     7,600   Signet Jewelers Ltd.(a)                                                          257
     5,700   Tractor Supply Co.(a)                                                            357
     3,700   Ulta Salon, Cosmetics & Fragrance, Inc.*                                         230
                                                                                         --------
                                                                                              844
                                                                                         --------
             TIRES & RUBBER (0.1%)
     2,500   Bridgestone Corp.(b)                                                              57
     2,874   Compagnie Generale des Establissements Michelin(b)                               172
    12,202   Pirelli & Co. S.p.A.(b)                                                           86
                                                                                         --------
                                                                                              315
                                                                                         --------
             Total Consumer Discretionary                                                  23,090
                                                                                         --------
             CONSUMER STAPLES (4.0%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
     8,800   Bunge Ltd.(a)                                                                    513
   128,000   Golden Agri-Resources Ltd.(b)                                                     59
       323   Suedzucker AG(b)                                                                   9
    38,000   Wilmar International Ltd.(b)                                                     151
                                                                                         --------
                                                                                              732
                                                                                         --------
             BREWERS (0.1%)
     1,629   Heineken N.V.(b)                                                                  73

================================================================================

3  | USAA Global Opportunities Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
     1,680   InBev N.V.(a),(b)                                                           $     89
     1,388   SABMiller plc(b)                                                                  45
                                                                                         --------
                                                                                              207
                                                                                         --------
             DISTILLERS & VINTNERS (0.1%)
    16,895   Diageo plc(a),(b)                                                                321
                                                                                         --------
             DRUG RETAIL (0.2%)
    13,600   CVS Caremark Corp.(a)                                                            457
     9,000   Walgreen Co.                                                                     296
                                                                                         --------
                                                                                              753
                                                                                         --------
             FOOD RETAIL (0.2%)
    11,975   Jeronimo Martins, SGPS S.A.(b)                                                   186
    11,464   Koninklijke Ahold N.V.(a),(b)                                                    135
     1,600   Seven & I Holdings Co. Ltd.(b)                                                    45
    16,697   Tesco plc(a),(b)                                                                  98
     8,000   Whole Foods Market, Inc.(a)                                                      522
     3,761   Woolworths Ltd.(b)                                                                90
                                                                                         --------
                                                                                            1,076
                                                                                         --------
             HOUSEHOLD PRODUCTS (0.6%)
    12,300   Colgate-Palmolive Co.(a)                                                       1,091
       839   Henkel AG & Co.(a),(b)                                                            37
    22,800   Procter & Gamble Co.(a)                                                        1,440
     4,678   Reckitt Benckiser Group plc(a),(b)                                               237
                                                                                         --------
                                                                                            2,805
                                                                                         --------
             HYPERMARKETS & SUPER CENTERS (0.3%)
     8,000   Aeon Co. Ltd.(a),(b)                                                             108
     9,700   Costco Wholesale Corp.(a)                                                        797
     3,300   Wal-Mart Stores, Inc.(a)                                                         171
       511   Wesfarmers Ltd.(a),(b)                                                            15
                                                                                         --------
                                                                                            1,091
                                                                                         --------
             PACKAGED FOODS & MEAT (0.9%)
     4,377   Associated British Foods plc(b)                                                   75
     9,300   Campbell Soup Co.                                                                301
     1,800   Green Mountain Coffee Roasters, Inc.                                             167
    16,100   Hershey Co.(a)                                                                   954
    10,400   Hormel Foods Corp.(a)                                                            281
    20,000   Kraft Foods, Inc. "A"(a)                                                         672
     7,300   Mead Johnson Nutrition Co.(a)                                                    503
    10,884   Nestle S.A.(a),(b)                                                               598
     9,000   Nippon Meat Packers, Inc.(b)                                                     117
     5,754   Unilever N.V.(a),(b)                                                             182
     1,825   Unilever plc(a),(b)                                                               57
                                                                                         --------
                                                                                            3,907
                                                                                         --------
             PERSONAL PRODUCTS (0.2%)
     5,900   Estee Lauder Companies, Inc. "A"(a)                                              518
     5,200   Herbalife Ltd.(a)                                                                279
     8,600   Kao Corp.(b)                                                                     239
                                                                                         --------
                                                                                            1,036
                                                                                         --------
             SOFT DRINKS (0.5%)
    33,900   Coca Cola Enterprises, Inc.(a)                                                   843
       858   Coca-Cola Amatil Ltd.(b)                                                          10
    15,800   Coca-Cola Co.(a)                                                               1,068
     5,100   Hansen Natural Corp.*(a)                                                         445
                                                                                         --------
                                                                                            2,366
                                                                                         --------
             TOBACCO (0.7%)
     9,316   British America Tobacco plc(a),(b)                                               395
     5,582   Imperial Tobacco Group plc(b)                                                    188
    41,100   Philip Morris International, Inc.(a)                                           2,564

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
     1,829   Swedish Match AB(b)                                                         $     61
                                                                                         --------
                                                                                            3,208
                                                                                         --------
             Total Consumer Staples                                                        17,502
                                                                                         --------
             ENERGY (5.1%)
             -------------
             INTEGRATED OIL & GAS (3.3%)
     2,957   BG Group plc(a),(b)                                                               57
    67,902   BP plc(a),(b)                                                                    407
    50,000   Chevron Corp.(a)                                                               4,626
    43,300   ConocoPhillips(a)                                                              2,742
     9,520   ENI S.p.A.(a),(b)                                                                167
    64,300   Exxon Mobil Corp.(a)                                                           4,670
     4,700   Occidental Petroleum Corp.(a)                                                    336
    16,704   Royal Dutch Shell plc "A"(a),(b)                                                 518
    11,230   Royal Dutch Shell plc "B"(a),(b)                                                 349
     7,487   Statoil ASA(a),(b)                                                               160
    11,996   Total S.A.(a),(b)                                                                529
                                                                                         --------
                                                                                           14,561
                                                                                         --------
             OIL & GAS DRILLING (0.1%)
     7,400   Helmerich & Payne, Inc.(a)                                                       301
    10,900   Patterson-UTI Energy, Inc.(a)                                                    189
     3,200   Unit Corp.*                                                                      118
                                                                                         --------
                                                                                              608
                                                                                         --------
             OIL & GAS EQUIPMENT & SERVICES (0.8%)
     3,500   Baker Hughes, Inc.                                                               162
       800   CARBO Ceramics, Inc.                                                              82
     5,900   FMC Technologies, Inc.                                                           222
     5,800   Halliburton Co.                                                                  177
     4,966   Kvaerner ASA*(b)                                                                   6
    12,500   National-Oilwell Varco, Inc.(a)                                                  640
    15,100   Oceaneering International, Inc.(a)                                               534
     3,900   Oil States International, Inc.*(a)                                               199
     3,364   SBM Offshore N.V.(b)                                                              58
     6,100   Schlumberger Ltd.                                                                364
    11,300   Seacor Holdings, Inc.(a)                                                         906
     6,100   Superior Energy Services, Inc.*(a)                                               160
     5,563   Worley Parsons Ltd.(b)                                                           139
                                                                                         --------
                                                                                            3,649
                                                                                         --------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     7,900   Anadarko Petroleum Corp.(a)                                                      498
     5,300   Cabot Oil & Gas Corp.(a)                                                         328
     4,400   EQT Corp.                                                                        235
       600   Japan Petroleum Exploration Co., Ltd.(b)                                          22
     6,000   Noble Energy, Inc.(a)                                                            425
     3,200   Range Resources Corp.(a)                                                         187
     8,078   Santos Ltd.(b)                                                                    87
     6,300   St. Mary Land & Exploration Co.(a)                                               382
                                                                                         --------
                                                                                            2,164
                                                                                         --------
             OIL & GAS REFINING & MARKETING (0.4%)
     3,779   Caltex Australia(a),(b)                                                           39
     6,000   HollyFrontier Corp.                                                              157
     1,000   Idemitsu Kosan Co. Ltd.(b)                                                        90
    42,000   JX Holdings, Inc.(b)                                                             236
    14,300   Marathon Petroleum Corp.(a)                                                      387
    14,600   Tesoro Corp.*(a)                                                                 284
     7,000   TonenGeneral Sekiyu K.K.(b)                                                       80
    17,900   Valero Energy Corp.(a)                                                           318
                                                                                         --------
                                                                                            1,591
                                                                                         --------
             Total Energy                                                                  22,573
                                                                                         --------

================================================================================

5  | USAA Global Opportunities Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             FINANCIALS (6.9%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    41,180   3i Group plc(a),(b)                                                         $    120
    29,000   American Capital Ltd.*(a)                                                        198
     2,800   BlackRock, Inc. "A"(a)                                                           414
     6,500   Franklin Resources, Inc.(a)                                                      622
                                                                                         --------
                                                                                            1,354
                                                                                         --------
             CONSUMER FINANCE (0.3%)
     9,000   American Express Co.                                                             404
    14,700   Capital One Financial Corp.(a)                                                   583
    19,400   Discover Financial Services(a)                                                   445
                                                                                         --------
                                                                                            1,432
                                                                                         --------
             DIVERSIFIED BANKS (1.2%)
    36,000   Aozora Bank Ltd.(b)                                                               83
    13,453   Australia and New Zealand Banking Group Ltd.(a),(b)                              250
    14,356   Banco Bilbao Vizcaya Argentaria S.A.(a),(b)                                      117
    21,786   Banco Santander S.A.(a),(b)                                                      178
    26,109   Barclays plc(a),(b)                                                               64
     6,209   BNP Paribas S.A.(a),(b)                                                          246
    54,000   Chuo Mitsui Trust Holdings, Inc.(b)                                              179
     4,522   Commonwealth Bank of Australia(a),(b)                                            197
     2,000   DBS Group Holdings Ltd.(b)                                                        18
     7,288   DnB NOR ASA(a),(b)                                                                73
    43,984   HSBC Holdings plc(a),(b)                                                         335
     6,542   KBC Groep N.V.(a),(b)                                                            151
    88,200   Mitsubishi UFJ Financial Group, Inc.(a),(b)                                      396
     5,747   Mizrahi Tefahot Bank Ltd.(b)                                                      47
   158,400   Mizuho Trust & Banking Co., Ltd.(a),(b)                                          229
     5,174   National Australia Bank Ltd.(a),(b)                                              110
    22,540   Natixis(a),(b)                                                                    71
    18,336   Nordea Bank AB(a),(b)                                                            148
    13,723   Skandinaviska Enskilda Banken "A"(a),(b)                                          74
     3,069   Societe Generale(a),(b)                                                           80
       590   Standard Chartered plc(a),(b)                                                     12
    13,800   Sumitomo Mitsui Financial Group, Inc.(a),(b)                                     389
     7,435   Swedbank AB "A"(a),(b)                                                            82
    69,500   Wells Fargo & Co.(a)                                                           1,676
     6,156   Westpac Banking Corp.(a),(b)                                                     118
                                                                                         --------
                                                                                            5,323
                                                                                         --------
             DIVERSIFIED CAPITAL MARKETS (0.1%)
     1,626   Credit Suisse Group*(a),(b)                                                       42
     5,741   Deutsche Bank AG(a),(b)                                                          200
    12,181   UBS AG*(b)                                                                       139
                                                                                         --------
                                                                                              381
                                                                                         --------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
       800   DAITO Trust Construction Co. Ltd.(b)                                              73
     9,000   Daiwa House Industry Co. Ltd.(b)                                                 116
     4,500   Kerry Properties Ltd.(b)                                                          14
     2,203   Lend Lease Group(b)                                                               15
    32,000   Tokyu Land Corp.(b)                                                              115
    45,000   UOL Group Ltd.(a),(b)                                                            142
    35,000   Wheelock & Co. Ltd.(a),(b)                                                       102
                                                                                         --------
                                                                                              577
                                                                                         --------
             LIFE & HEALTH INSURANCE (0.4%)
     9,800   AFLAC, Inc.                                                                      342
     1,881   Delta Lloyd N.V.(b)                                                               30
   183,276   Legal & General Group plc(a),(b)                                                 274
     8,600   MetLife, Inc.(a)                                                                 241

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
   115,776   Old Mutual plc(b)                                                           $    187
     7,096   Prudential plc(b)                                                                 61
       655   Swiss Life Holding*(b)                                                            72
     8,800   Torchmark Corp.                                                                  307
                                                                                         --------
                                                                                            1,514
                                                                                         --------
             MULTI-LINE INSURANCE (0.3%)
     2,388   Allianz Holding AG(a),(b)                                                        225
     2,600   American National Insurance Co.(a)                                               180
    33,431   Aviva plc(a),(b)                                                                 158
    13,779   AXA S.A.(a),(b)                                                                  179
       237   Baloise Holdings AG(b)                                                            17
     1,251   Sampo OYJ "A"(a),(b)                                                              31
     1,304   Zurich Financial Services AG*(a),(b)                                             270
                                                                                         --------
                                                                                            1,060
                                                                                         --------
             MULTI-SECTOR HOLDINGS (0.0%)
     1,797   Exor S.p.A.(b)                                                                    35
     3,282   Kinnevik Investment AB "B"(b)                                                     61
                                                                                         --------
                                                                                               96
                                                                                         --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
   108,000   Bank of America Corp.(a)                                                         661
    17,810   Citigroup, Inc.(a)                                                               456
    30,613   ING Groep N.V.*(a),(b)                                                           216
    41,600   JPMorgan Chase & Co.(a)                                                        1,253
     1,990   ORIX Corp.(b)                                                                    155
                                                                                         --------
                                                                                            2,741
                                                                                         --------
             PROPERTY & CASUALTY INSURANCE (0.8%)
    15,400   ACE Ltd.(a)                                                                      933
    12,400   Berkshire Hathaway, Inc. "B"*(a)                                                 881
    12,000   Chubb Corp.(a)                                                                   720
     7,400   Erie Indemnity Co. "A"(a)                                                        527
     9,600   Fidelity National Financial, Inc. "A"(a)                                         145
    10,300   Mercury General Corp.(a)                                                         395
    40,742   Royal & Sun Alliance Insurance Group(a),(b)                                       70
                                                                                         --------
                                                                                            3,671
                                                                                         --------
             REAL ESTATE DEVELOPMENT (0.0%)
     9,000   Cheung Kong Holdings Ltd.(b)                                                      96
                                                                                         --------
             REAL ESTATE OPERATING COMPANIES (0.0%)
    58,210   Immofinanz AG(a),(b)                                                             165
                                                                                         --------
             REGIONAL BANKS (0.7%)
    17,300   Associated Banc Corp.                                                            161
    10,300   Bank of Hawaii Corp.                                                             375
     9,435   Bendigo Bank Ltd.(a),(b)                                                          76
     3,800   BOK Financial Corp.                                                              178
    60,400   KeyCorp(a)                                                                       358
     6,000   M&T Bank Corp.(a)                                                                419
    57,600   Regions Financial Corp.(a)                                                       192
    23,000   Resona Holdings, Inc.(a),(b)                                                     109
    39,000   Shinsei Bank Ltd.(b)                                                              44
    18,100   SunTrust Banks, Inc.(a)                                                          325
     2,000   Yamaguchi Financial Group, Inc.(b)                                                20
    46,600   Zions Bancorp.(a)                                                                656
                                                                                         --------
                                                                                            2,913
                                                                                         --------
             REINSURANCE (0.2%)
    25,000   Arch Capital Group Ltd.*(a)                                                      817
     2,668   Hannover Rueckversicherungs(a),(b)                                               121
                                                                                         --------
                                                                                              938
                                                                                         --------

================================================================================

7  | USAA Global Opportunities Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             REITs - DIVERSIFIED (0.1%)
    37,000   BGP Holdings plc, acquired 8/06/2009; cost: $0*(b),(c)                      $     --
    15,401   Dexus Property Group(b)                                                           12
    19,959   GPT Group(b)                                                                      60
    20,305   Mirvac Group(b)                                                                   22
    76,766   Stockland Corp. Ltd.(a),(b)                                                      214
     2,700   Vornado Realty Trust                                                             201
                                                                                         --------
                                                                                              509
                                                                                         --------
             REITs - MORTGAGE (0.3%)
    15,700   American Capital Agency Corp.(a)                                                 425
    43,900   Annaly Capital Management, Inc.(a)                                               730
                                                                                         --------
                                                                                            1,155
                                                                                         --------
             REITs - RETAIL (0.2%)
     8,300   Simon Property Group, Inc.(a)                                                    913
    10,931   Westfield Group(b)                                                                81
                                                                                         --------
                                                                                              994
                                                                                         --------
             REITs - Specialized (0.5%)
    10,600   Public Storage(a)                                                              1,180
    20,550   Rayonier, Inc.(a)                                                                756
                                                                                         --------
                                                                                            1,936
                                                                                         --------
             SPECIALIZED FINANCE (0.7%)
    12,700   Cboe Holdings, Inc.                                                              311
     4,300   CME Group, Inc.(a)                                                             1,060
    12,800   Interactive Brokers Group, Inc. "A"                                              178
     8,100   IntercontinentalExchange, Inc.(a)                                                958
     1,372   London Stock Exchange Group plc(b)                                                17
    14,400   NASDAQ OMX Group, Inc.*                                                          333
    10,600   NYSE Euronext                                                                    246
                                                                                         --------
                                                                                            3,103
                                                                                         --------
             THRIFTS & MORTGAGE FINANCE (0.1%)
    46,900   People's United Financial, Inc.(a)                                               535
                                                                                         --------
             Total Financials                                                              30,493
                                                                                         --------
             HEALTH CARE (5.9%)
             ------------------
             BIOTECHNOLOGY (0.4%)
     6,000   Amgen, Inc.                                                                      330
     9,800   Biogen Idec, Inc.*(a)                                                            913
     7,500   Celgene Corp.*(a)                                                                464
     3,400   United Therapeutics Corp.*                                                       128
                                                                                         --------
                                                                                            1,835
                                                                                         --------
             HEALTH CARE DISTRIBUTORS (0.2%)
     8,100   AmerisourceBergen Corp.                                                          302
     4,300   McKesson Corp.(a)                                                                313
                                                                                         --------
                                                                                              615
                                                                                         --------
             HEALTH CARE EQUIPMENT (0.3%)
    95,400   Boston Scientific Corp.*(a)                                                      564
    11,900   Covidien plc(a)                                                                  525
       300   Intuitive Surgical, Inc.*                                                        109
     5,500   Thoratec Corp.*                                                                  179
                                                                                         --------
                                                                                            1,377
                                                                                         --------
             HEALTH CARE FACILITIES (0.0%)
     1,147   Ramsay Health Care(b)                                                             21
                                                                                         --------
             HEALTH CARE SUPPLIES (0.1%)
      983    Coloplast A/S "B"(b)                                                             142

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
     4,100   Cooper Companies, Inc.(a)                                                   $    324
                                                                                         --------
                                                                                              466
                                                                                         --------
             HEALTH CARE TECHNOLOGY (0.1%)
     4,200   Cerner Corp.(a)                                                                  288
     4,500   SXC Health Solutions Corp.*                                                      250
                                                                                         --------
                                                                                              538
                                                                                         --------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
     8,300   PerkinElmer, Inc.                                                                159
    13,700   Thermo Fisher Scientific, Inc.*(a)                                               694
                                                                                         --------
                                                                                              853
                                                                                         --------
             MANAGED HEALTH CARE (1.2%)
    19,400   Aetna, Inc.(a)                                                                   705
    10,400   CIGNA Corp.(a)                                                                   436
     9,600   Coventry Health Care, Inc.*(a)                                                   277
    24,600   Humana, Inc.(a)                                                                1,789
    31,900   UnitedHealth Group, Inc.(a)                                                    1,471
    11,300   WellPoint, Inc.(a)                                                               738
                                                                                         --------
                                                                                            5,416
                                                                                         --------
             PHARMACEUTICALS (3.4%)
    25,200   Abbott Laboratories(a)                                                         1,289
    10,970   AstraZeneca plc(a),(b)                                                           486
     2,636   Bayer AG(a),(b)                                                                  145
    62,400   Bristol-Myers Squibb Co.(a)                                                    1,958
    48,000   Eli Lilly and Co.(a)                                                           1,775
     9,100   Forest Laboratories, Inc.*(a)                                                    280
    20,061   GlaxoSmithKline plc(a),(b)                                                       414
    44,200   Johnson & Johnson(a)                                                           2,816
    40,100   Merck & Co., Inc.(a)                                                           1,312
     9,511   Novartis AG(a),(b)                                                               531
     1,896   Novo Nordisk A/S(a),(b)                                                          188
     4,643   Orion Oyj "B"(b)                                                                  93
   104,900   Pfizer, Inc.(a)                                                                1,855
     2,976   Roche Holdings AG(a),(b)                                                         479
     6,971   Sanofi-Aventis S.A.(a),(b)                                                       458
       527   Shire Ltd.(b)                                                                     16
     1,900   Takeda Pharmaceutical Co. Ltd.(b)                                                 90
     2,912   Teva Pharmaceutical Industries Ltd.(a),(b)                                       108
     5,500   Watson Pharmaceuticals, Inc.*(a)                                                 375
                                                                                         --------
                                                                                           14,668
                                                                                         --------
             Total Health Care                                                             25,789
                                                                                         --------
             INDUSTRIALS (4.5%)
             ------------------
             AEROSPACE & DEFENSE (1.1%)
    39,778   BAE Systems plc(a),(b)                                                           164
     7,000   Boeing Co.(a)                                                                    424
     2,776   European Aeronautic Defense and Space Co. N.V.(b)                                 78
    12,500   General Dynamics Corp.(a)                                                        711
    10,600   Honeywell International, Inc.(a)                                                 465
     4,400   Lockheed Martin Corp.(a)                                                         320
    31,200   Northrop Grumman Corp.(a)                                                      1,627
     1,500   Precision Castparts Corp.                                                        233
     7,081   Safran S.A.(a),(b)                                                               218
     8,500   United Technologies Corp.(a)                                                     598
                                                                                         --------
                                                                                            4,838
                                                                                         --------
             AIR FREIGHT & LOGISTICS (0.1%)
     6,931   Deutsche Post AG(b)                                                               88
     6,200   FedEx Corp.(a)                                                                   420
                                                                                         --------
                                                                                              508
                                                                                         --------

================================================================================

9  | USAA Global Opportunities Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             AIRLINES (0.0%)
    28,000   All Nippon Airways Co. Ltd.(b)                                              $     88
     4,122   Deutsche Lufthansa AG(b)                                                          53
                                                                                         --------
                                                                                              141
                                                                                         --------
             BUILDING PRODUCTS (0.0%)
     6,000   Asahi Glass Co. Ltd.(b)                                                           58
    14,000   Toto Ltd.(b)                                                                     124
                                                                                         --------
                                                                                              182
                                                                                         --------
             CONSTRUCTION & ENGINEERING (0.3%)
    12,515   Balfour Beatty plc(b)                                                             49
       411   Bouygues S.A.(a),(b)                                                              14
     3,900   Chicago Bridge & Iron Co.                                                        112
     8,000   Chiyoda Corp.(b)                                                                  78
    16,600   Fluor Corp.(a)                                                                   773
     2,000   JGC Corp.(b)                                                                      49
     7,000   KBR, Inc.                                                                        165
                                                                                         --------
                                                                                            1,240
                                                                                         --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
     7,000   AGCO Corp.*                                                                      242
    13,500   Caterpillar, Inc.(a)                                                             997
     7,400   Cummins, Inc.(a)                                                                 604
    28,139   Industrea Ltd.(b)                                                                 32
     5,300   Joy Global, Inc.(a)                                                              331
       655   MAN SE(b)                                                                         51
    13,311   Volvo AB "B"(b)                                                                  130
     2,000   Wabtec Corp.                                                                     106
   152,000   Yangzijiang Shipbuilding Holdings Ltd.(b)                                        101
                                                                                         --------
                                                                                            2,594
                                                                                         --------
             DIVERSIFIED SUPPORT SERVICES (0.0%)
     6,229   Babcock International Group plc(b)                                                63
                                                                                         --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     7,900   Roper Industries, Inc.(a)                                                        544
     1,946   Schneider Electric S.A.(a),(b)                                                   105
                                                                                         --------
                                                                                              649
                                                                                         --------
             HEAVY ELECTRICAL EQUIPMENT (0.1%)
     8,213   ABB Ltd.*(b)                                                                     140
    14,000   Mitsubishi Electric Corp.(a),(b)                                                 124
                                                                                         --------
                                                                                              264
                                                                                         --------
             HIGHWAYS & RAILTRACKS (0.0%)
     1,232   Autostrada Torino-Milano S.p.A.(b)                                                12
                                                                                         --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
     4,100   Manpower, Inc.                                                                   138
     8,800   Towers Watson & Co. "A"(a)                                                       526
                                                                                         --------
                                                                                              664
                                                                                         --------
             INDUSTRIAL CONGLOMERATES (0.6%)
    90,800   General Electric Co.(a)                                                        1,384
     3,147   Siemens AG(a),(b)                                                                284
    20,100   Tyco International Ltd.(a)                                                       819
                                                                                         --------
                                                                                            2,487
                                                                                         --------
             INDUSTRIAL MACHINERY (0.6%)
     2,600   Danaher Corp.(a)                                                                 109
     7,300   Dover Corp.(a)                                                                   340
     1,300   FANUC Ltd.(a),(b)                                                                179
     3,400   Gardner Denver, Inc.                                                             216
     2,549   Invensys plc(b)                                                                    9
     6,000   Ishikawajima-Harima Heavy Industries Co. Ltd.(b)                                  13

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
    18,400   Kennametal, Inc.(a)                                                         $    602
       655   Kone Oyj "B"(a),(b)                                                               31
     2,239   SKF AB "B"(b)                                                                     42
       400   SMC Corp.(a),(b)                                                                  58
    12,000   Sumitomo Heavy Industries Ltd.(b)                                                 62
    18,100   Timken Co.(a)                                                                    594
     2,700   Valmont Industries, Inc.                                                         211
                                                                                         --------
                                                                                            2,466
                                                                                         --------
             MARINE (0.0%)
         2   A.P. Moller-Maersk A/S "B"(b)                                                     11
         6   A.P. Moller-Maersk Group(b)                                                       35
    18,000   Orient Overseas International Ltd.(a),(b)                                         72
                                                                                         --------
                                                                                              118
                                                                                         --------
             MARINE PORTS & SERVICES (0.0%)
     4,000   Kamigumi Co. Ltd.(b)                                                              36
                                                                                         --------
             RAILROADS (0.3%)
    94,273   Asciano Group(b)                                                                 130
        24   Central Japan Railway Co.(b)                                                     209
     2,700   East Japan Railway Co.(b)                                                        164
     4,704   QR National Ltd.                                                                  14
     8,300   Union Pacific Corp.(a)                                                           678
       200   West Japan Railway Co.(b)                                                          9
                                                                                         --------
                                                                                            1,204
                                                                                         --------
             RESEARCH & CONSULTING SERVICES (0.0%)
     2,790   ITE Group plc(b)                                                                   7
                                                                                         --------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
    23,400   Itochu Corp.(b)                                                                  223
    29,000   Marubeni Corp.(a),(b)                                                            162
     5,800   Mitsubishi Corp.(a),(b)                                                          118
     5,500   Mitsui & Co. Ltd.(a),(b)                                                          80
     6,300   Sumitomo Corp.(a),(b)                                                             78
       500   Toyota Tsusho Corp.(b)                                                             9
     7,000   W.W. Grainger, Inc.(a)                                                         1,047
                                                                                         --------
                                                                                            1,717
                                                                                         --------
             TRUCKING (0.1%)
     2,700   Landstar System, Inc.                                                            107
     2,000   Nippon Express Co.(b)                                                              8
     7,800   Ryder System, Inc.(a)                                                            293
                                                                                         --------
                                                                                              408
                                                                                         --------
             Total Industrials                                                             19,598
                                                                                         --------
             INFORMATION TECHNOLOGY (7.6%)
             -----------------------------
             APPLICATION SOFTWARE (0.1%)
     6,500   ANSYS, Inc.*                                                                     319
     5,500   Intuit, Inc.                                                                     261
     1,048   Nice Systems Ltd.*(b)                                                             31
     1,141   SAP AG(a),(b)                                                                     58
                                                                                         --------
                                                                                              669
                                                                                         --------
             COMMUNICATIONS EQUIPMENT (0.5%)
    43,200   Cisco Systems, Inc.(a)                                                           669
     8,900   EchoStar Corp. "A"*(a)                                                           201
     1,643   LM Ericsson Telephone Co. "B" ADR(b)                                              16
    17,200   Motorola Solutions, Inc.(a)                                                      721
     7,400   Polycom, Inc.*                                                                   136
    10,300   QUALCOMM, Inc.(a)                                                                501
                                                                                         --------
                                                                                            2,244
                                                                                         --------

================================================================================

11  | USAA Global Opportunities Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             COMPUTER HARDWARE (1.6%)
    14,400   Apple, Inc.*(a)                                                             $  5,489
    81,700   Dell, Inc.*(a)                                                                 1,156
    17,900   Hewlett-Packard Co.(a)                                                           402
    14,000   Toshiba Corp.(b)                                                                  57
                                                                                         --------
                                                                                            7,104
                                                                                         --------
             COMPUTER STORAGE & PERIPHERALS (0.3%)
    17,800   EMC Corp.*(a)                                                                    373
    10,100   Lexmark International, Inc. "A"(a)                                               273
     4,900   SanDisk Corp.*                                                                   198
    16,200   Western Digital Corp.*(a)                                                        417
                                                                                         --------
                                                                                            1,261
                                                                                         --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
     3,100   Alliance Data Systems Corp.*(a)                                                  287
    20,400   Automatic Data Processing, Inc.(a)                                               962
     5,200   Fiserv, Inc.*(a)                                                                 264
     1,900   MasterCard, Inc. "A"(a)                                                          603
    33,300   Total System Services, Inc.(a)                                                   564
     3,800   VeriFone Holdings, Inc.*                                                         133
     9,600   Visa, Inc. "A"(a)                                                                823
     6,800   Western Union Co.                                                                104
                                                                                         --------
                                                                                            3,740
                                                                                         --------
             ELECTRONIC COMPONENTS (0.1%)
     2,600   Hamamatsu Photonics K.K.(b)                                                      105
    20,400   Vishay Intertechnology, Inc.*(a)                                                 170
                                                                                         --------
                                                                                              275
                                                                                         --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     5,900   Agilent Technologies, Inc.*                                                      184
    54,000   Hitachi Ltd.(a),(b)                                                              269
                                                                                         --------
                                                                                              453
                                                                                         --------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
     7,200   Trimble Navigation Ltd.*                                                         242
                                                                                         --------
             HOME ENTERTAINMENT SOFTWARE (0.2%)
    48,400   Activision Blizzard, Inc.(a)                                                     576
     5,200   Electronic Arts, Inc.*                                                           106
                                                                                         --------
                                                                                              682
                                                                                         --------
             INTERNET SOFTWARE & SERVICES (0.8%)
     3,100   Dena Co. Ltd.(b)                                                                 130
    25,000   eBay, Inc.*(a)                                                                   737
     2,900   Google, Inc. "A"*(a)                                                           1,492
     5,000   Gree, Inc.(b)                                                                    150
    27,900   IAC/InterActiveCorp.*(a)                                                       1,103
                                                                                         --------
                                                                                            3,612
                                                                                         --------
             IT CONSULTING & OTHER SERVICES (0.9%)
     3,800   Accenture plc "A"                                                                200
     6,500   Amdocs Ltd.*                                                                     176
     4,200   Cognizant Technology Solutions Corp. "A"*                                        264
    17,700   International Business Machines Corp.(a)                                       3,098
       700   Otsuka Corp.(b)                                                                   48
                                                                                         --------
                                                                                            3,786
                                                                                         --------
             OFFICE ELECTRONICS (0.1%)
     6,600   Canon, Inc.(a),(b)                                                               299
                                                                                         --------
             SEMICONDUCTOR EQUIPMENT (0.1%)
    37,700   Applied Materials, Inc.(a)                                                       390
     9,000   ASM Pacific Technology Ltd.(a),(b)                                                88

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
     2,800   KLA-Tencor Corp.(a)                                                         $    107
                                                                                         --------
                                                                                              585
                                                                                         --------
             SEMICONDUCTORS (0.7%)
    19,100   Altera Corp.(a)                                                                  602
     4,400   Analog Devices, Inc.(a)                                                          138
     1,585   ARM Holdings plc(b)                                                               14
    20,840   Infineon Technologies AG(b)                                                      153
    91,300   Intel Corp.(a)                                                                 1,947
    44,600   LSI Corp.*(a)                                                                    231
    10,200   NVIDIA Corp.*                                                                    128
                                                                                         --------
                                                                                            3,213
                                                                                         --------
             SYSTEMS SOFTWARE (1.2%)
    17,300   CA, Inc.(a)                                                                      336
   122,600   Microsoft Corp.(a)                                                             3,051
    33,100   Oracle Corp.(a)                                                                  951
    47,100   Symantec Corp.*(a)                                                               768
                                                                                         --------
                                                                                            5,106
                                                                                         --------
             TECHNOLOGY DISTRIBUTORS (0.0%)
      400    Macnica, Inc.(b)                                                                   8
                                                                                         --------
             Total Information Technology                                                  33,279
                                                                                         --------
             MATERIALS (2.1%)
             ----------------
             COMMODITY CHEMICALS (0.2%)
     1,491   Arkema, Inc.(b)                                                                   86
    19,000   Asahi Kasei Corp.(a),(b)                                                         114
    13,700   Kuraray Co.(b)                                                                   187
    10,200   LyondellBasell Industries(a)                                                     249
     2,000   Mitsui Chemicals, Inc.(b)                                                          7
     2,000   Toray Industries, Inc.(b)                                                         14
    22,000   Tosoh Corp.(b)                                                                    69
                                                                                         --------
                                                                                              726
                                                                                         --------
             DIVERSIFIED CHEMICALS (0.7%)
     5,942   BASF SE(a),(b)                                                                   361
     9,500   Dow Chemical Co.(a)                                                              213
    22,100   E.I. du Pont de Nemours & Co.(a)                                                 883
     4,200   Eastman Chemical Co.(a)                                                          288
     1,166   Lanxess AG(b)                                                                     56
    22,500   Mitsubishi Chemical Holdings Corp.(b)                                            152
    13,600   PPG Industries, Inc.(a)                                                          961
                                                                                         --------
                                                                                            2,914
                                                                                         --------
             DIVERSIFIED METALS & MINING (0.4%)
     2,121   Anglo American Capital plc(a),(b)                                                 73
    11,238   BHP Billiton Ltd.(a),(b)                                                         373
    12,574   BHP Billiton plc(a),(b)                                                          333
    15,900   Freeport-McMoRan Copper & Gold, Inc.(a)                                          484
     8,010   Iluka Resources Ltd.(b)                                                           94
     4,007   Oxiana Ltd.(b)                                                                    36
     4,197   Rio Tinto Ltd.(a),(b)                                                            246
     6,549   Rio Tinto plc(a),(b)                                                             289
                                                                                         --------
                                                                                            1,928
                                                                                         --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
     4,800   CF Industries Holdings, Inc.(a)                                                  592
     5,392   Israel Chemicals Ltd.(b)                                                          62
     1,590   K&S AG(b)                                                                         84
     6,300   Monsanto Co.(a)                                                                  378
     3,900   Mosaic Co.                                                                       191
       172   Syngenta AG*(b)                                                                   45

================================================================================

13  | USAA Global Opportunities Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
       380   Yara International ASA(b)                                                   $     14
                                                                                         --------
                                                                                            1,366
                                                                                         --------
             GOLD (0.1%)
     5,400   Newmont Mining Corp.                                                             340
     1,163   Randgold Resources Ltd.(b)                                                       113
                                                                                         --------
                                                                                              453
                                                                                         --------
             METAL & GLASS CONTAINERS (0.0%)
     8,419   Rexam plc(a),(b)                                                                  40
                                                                                         --------
             PAPER PRODUCTS (0.1%)
     3,000   Domtar Corp.(a)                                                                  204
    12,800   International Paper Co.(a)                                                       298
    23,711   Stora Enso Oyj(a),(b)                                                            138
                                                                                         --------
                                                                                              640
                                                                                         --------
             PRECIOUS METALS & MINERALS (0.1%)
     9,419   Fresnillo plc(a),(b)                                                             232
                                                                                         --------
             SPECIALTY CHEMICALS (0.1%)
       500   Nitto Denko Corp.(b)                                                              20
     9,900   Rockwood Holdings, Inc.*(a)                                                      333
     3,900   W.R. Grace & Co.*                                                                130
                                                                                         --------
                                                                                              483
                                                                                         --------
             STEEL (0.1%)
     2,000   Cliffs Natural Resources, Inc.                                                   102
    10,000   Daido Steel Co. Ltd.(a),(b)                                                       60
    51,000   Nippon Steel Corp.(b)                                                            146
     4,614   Voestalpine AG(a),(b)                                                            134
                                                                                         --------
                                                                                              442
                                                                                         --------
             Total Materials                                                                9,224
                                                                                         --------
             TELECOMMUNICATION SERVICES (1.9%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.7%)
    79,500   AT&T, Inc.(a)                                                                  2,267
    73,100   BT Group plc(b)                                                                  196
     5,745   France Telecom S.A.(a),(b)                                                        94
    11,755   Koninklijke (Royal) KPN N.V.(a),(b)                                              155
     7,100   Nippon Telegraph & Telephone Corp.(a),(b)                                        341
    80,080   Telecom Italia S.p.A.(a),(b)                                                      78
    84,652   Telecom Italia S.p.A.(a),(b)                                                      92
    15,063   Telefonica S.A.(a),(b)                                                           289
    16,791   Telstra Corp. Ltd.(b)                                                             50
    96,900   Verizon Communications, Inc.(a)                                                3,566
    12,399   Vivendi S.A.(a),(b)                                                              253
                                                                                         --------
                                                                                            7,381
                                                                                         --------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
        11   KDDI Corp.(b)                                                                     76
     1,108   Millicom International Cellular S.A.(b)                                          111
     3,500   SoftBank Corp.(a),(b)                                                            102
    15,100   Telephone & Data Systems, Inc.(a)                                                321
   222,082   Vodafone Group plc(a),(b)                                                        573
                                                                                         --------
                                                                                            1,183
                                                                                         --------
             Total Telecommunication Services                                               8,564
                                                                                         --------
             UTILITIES (1.6%)
             ----------------
             ELECTRIC UTILITIES (0.8%)
    12,000   Cheung Kong Infrastructure Holdings, Ltd.(b)                                      70
    80,800   Duke Energy Corp.(a)                                                           1,615
     9,392   E.ON AG(a),(b)                                                                   205

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
    10,018   EDP-Energias de Portugal(b)                                                 $     31
    69,846   Enel S.p.A.(a),(b)                                                               309
    10,400   Exelon Corp.(a)                                                                  443
    10,500   FirstEnergy Corp.(a)                                                             472
    21,908   Iberdrola S.A.(a),(b)                                                            148
     2,079   Red Electrica de Espana(b)                                                        95
     4,877   Scottish & Southern Energy plc(b)                                                 97
   161,576   SP AusNet(b)                                                                     145
                                                                                         --------
                                                                                            3,630
                                                                                         --------
             GAS UTILITIES (0.0%)
     2,863   Gas Natural SDG S.A.(b)                                                           49
    14,293   Snam Rete Gas S.p.A.(a),(b)                                                       66
                                                                                         --------
                                                                                              115
                                                                                         --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    21,167   EDP Renovaveis SA*(b)                                                            116
     2,261   International Power plc(b)                                                        11
    16,800   NRG Energy, Inc.*(a)                                                             356
                                                                                         --------
                                                                                              483
                                                                                         --------
             MULTI-UTILITIES (0.5%)
    55,400   Ameren Corp.(a)                                                                1,649
     3,002   Gaz de France S.A.(a),(b)                                                         90
     8,324   National Grid plc(a),(b)                                                          83
     3,599   RWE AG(a),(b)                                                                    132
                                                                                         --------
                                                                                            1,954
                                                                                         --------
             WATER UTILITIES (0.2%)
    22,600   American Water Works Co., Inc.(a)                                                682
                                                                                         --------
             Total Utilities                                                                6,864
                                                                                         --------
             Total Common Stocks (cost: $206,992)                                         196,976
                                                                                         --------

PRINCIPAL
AMOUNT
$(000)/
SHARES
-------------------------------------------------------------------------------------------------
             PREFERRED SECURITIES (0.1%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.1%)
     2,704   Porsche AG(b)                                                                    129
     1,322   Volkswagen AG(a),(b)                                                             175
                                                                                         --------
                                                                                              304
                                                                                         --------
             Total Consumer Discretionary                                                     304
                                                                                         --------
             FINANCIALS (0.0%)
             -----------------
             DIVERSIFIED BANKS (0.0%)
      200    US Bancorp, 7.19%, perpetual                                                     140
                                                                                         --------
             Total Preferred Securities (cost: $424)                                          444
                                                                                         --------

================================================================================

15  | USAA Global Opportunities Fund

================================================================================

                                                                                                          MARKET
NUMBER                                                                                                     VALUE
OF SHARES         SECURITY                                                                                 (000)
----------------------------------------------------------------------------------------------------------------
                  RIGHTS (0.0%)

                  FINANCIALS (0.0%)
                  -----------------
                  DIVERSIFIED BANKS (0.0%)
      14,356      Banco Bilbao Vizcaya Argentaria S.A.* (cost: $2)                                      $      2
                                                                                                        --------
                  EXCHANGE-TRADED FUNDS (45.3%)

                  DOMESTIC EXCHANGE-TRADED FUNDS (11.2%)
                  --------------------------------------
     156,194      Energy Select Sector SPDR Fund(a)                                                        9,151
     235,598      SPDR S&P 500 ETF Trust(a)                                                               26,663
      54,800      Vanguard Dividend Appreciation ETF(a)                                                    2,672
     123,599      Vanguard Energy ETF(a)                                                                  10,672
                                                                                                        --------
                  Total Domestic Exchange-Traded Funds                                                    49,158
                                                                                                        --------
                  FOREIGN EXCHANGE-TRADED FUNDS (34.1%)
                  -------------------------------------
   1,097,427      iShares MSCI EAFE Index Fund(a)                                                         52,402
   1,026,363      iShares MSCI Germany Index Fund(a)                                                      18,772
   2,179,201      Vanguard MSCI Emerging Markets ETF(a)                                                   78,212
                                                                                                        --------
                  Total Foreign Exchange-Traded Funds                                                    149,386
                                                                                                        --------
                  Total EXCHANGE-TRADED FUNDS (cost: $234,302)                                           198,544
                                                                                                        --------
                  Total Equity Securities (cost: $441,720)                                               395,966
                                                                                                        --------

PRINCIPAL
AMOUNT                                                              COUPON
(000)             SECURITY                                            RATE        MATURITY
----------------------------------------------------------------------------------------------------------------
                  BONDS (4.5%)

                  CORPORATE OBLIGATIONS (2.1%)

                  FINANCIALS (1.4%)
                  -----------------
                  LIFE & HEALTH INSURANCE (0.2%)
$      1,000      StanCorp Financial Group, Inc.(a)                   6.90%       6/01/2067                  867
                                                                                                        --------
                  MULTI-LINE INSURANCE (0.7%)
       2,000      Genworth Financial, Inc.(a)                         6.15       11/15/2066                1,010
         500      Glen Meadow (a),(d)                                 6.51        2/12/2067                  353
       1,000      ILFC E-Capital Trust II (a),(d)                     6.25       12/21/2065                  745
       1,000      Nationwide Mutual Insurance Co. (a),(d)             5.81       12/15/2024                  982
                                                                                                        --------
                                                                                                           3,090
                                                                                                        --------
                  OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
       1,000      ING Capital Funding Trust III (a)                   3.97(e)             -(f)               751
                                                                                                        --------
                  REGIONAL BANKS (0.1%)
$        500      Webster Capital Trust IV (a)                        7.65%       6/15/2037             $    487
                                                                                                        --------
                  REITs -- RETAIL (0.2%)
       1,000      New Plan Excel Realty Trust, Inc.(a)                5.13        9/15/2012                  970
                                                                                                        --------
                  Total Financials                                                                         6,165
                                                                                                        --------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)             SECURITY                                            RATE       MATURITY                  (000)
----------------------------------------------------------------------------------------------------------------
                  INDUSTRIALS (0.4%)
                  -----------------
                  AIRLINES (0.2%)
       1,071      US Airways Pass-Through Trust (INS)                 7.08        3/20/2021                1,007
                                                                                                        --------
                  INDUSTRIAL CONGLOMERATES (0.2%)
       1,000      Textron Financial Corp. (a),(d)                     6.00        2/15/2067                  765
                                                                                                        --------
                  Total Industrials                                                                        1,772
                                                                                                        --------
                  UTILITIES (0.3%)
                  ----------------
                  ELECTRIC UTILITIES (0.3%)
       1,906      Texas Competitive Electric Holdings Co., LLC (g)    4.75       10/10/2017                1,279
                                                                                                        --------
                  Total Corporate Obligations(cost: $7,763)                                                9,216
                                                                                                        --------
                  EURODOLLAR AND YANKEE OBLIGATIONS (0.2%)

                  FINANCIALS (0.2%)
                  -----------------
                  DIVERSIFIED BANKS (0.1%)
       1,000      BayernLB Capital Trust l                            6.20        3/29/2049                  311
         200      LBG Capital No.1 plc (a)                            8.00                -(f)               135
                                                                                                        --------
                                                                                                             446
                                                                                                        --------
                  MULTI-LINE INSURANCE (0.1%)
         600      Oil Insurance Ltd. (a),(d)                          3.35(e)             -(f)               565
                                                                                                        --------
                  Total Financials                                                                         1,011
                                                                                                        --------
                  Total Eurodollar and Yankee Obligations(cost: $934)                                      1,011
                                                                                                        --------
                  COMMERCIAL MORTGAGE SECURITIES (2.2%)

                  FINANCIALS (2.2%)
                  ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (2.2%)
       1,000      Banc of America Commercial Mortgage, Inc.           5.77        5/10/2045                  821
       1,000      Bear Stearns Commercial Mortgage Securities,
                        Inc.                                          4.99        9/11/2042                  859
       1,000      Citigroup Commercial Mortgage Trust                 5.73        3/15/2049                  782
       1,000      Commercial Mortgage Pass-Through
                        Certificates                                  5.21        6/10/2044                  871
       1,000      GE Capital Commercial Mortgage Corp.                5.33        3/10/2044                  816
       1,000      J.P. Morgan Chase Commercial Mortgage
                        Securities Corp.                              5.04       10/15/2042                  879
       1,000      J.P. Morgan Chase Commercial Mortgage
                        Securities Corp.                              5.48        5/15/2045                  795
       1,000      Merrill Lynch Mortgage Trust                        5.14        7/12/2038                  903
       1,000      Merrill Lynch Mortgage Trust                        5.67        5/12/2039                  842
       1,000      Wachovia Bank Commercial Mortgage Trust (d)         4.94       11/15/2034                  975
       1,000      Wachovia Bank Commercial Mortgage Trust             5.36       12/15/2044                  888
                                                                                                        --------
                                                                                                           9,431
                                                                                                        --------
                  Total Financials                                                                         9,431
                                                                                                        --------
                  Total Commercial Mortgage Securities(cost: $9,792)                                       9,431
                                                                                                        --------
                  Total Bonds (cost: $18,489)                                                             19,658
                                                                                                        --------

================================================================================

17  | USAA Global Opportunities Fund

================================================================================

PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                                                     VALUE
(000)            SECURITY                                                                                  (000)
----------------------------------------------------------------------------------------------------------------
                 MONEY MARKET INSTRUMENTS (2.8%)

                 U.S. TREASURY BILLS (0.0%)
$         75     1.00%, 12/15/2011(h),(j),(k)                                                           $     75
                                                                                                        --------

NUMBER OF
SHARES
----------------------------------------------------------------------------------------------------------------
                 MONEY MARKET FUNDS (2.8%)

  12,421,418     State Street Institutional Liquid Reserve Fund, 0.09% (i),(j)                            12,421
                                                                                                        --------
                 Total Money Market Instruments (cost: $12,496)                                           12,496
                                                                                                        --------

                 TOTAL INVESTMENTS (COST: $472,705)                                                     $428,120
                                                                                                        ========

NUMBER OF
CONTRACTS
----------------------------------------------------------------------------------------------------------------
                 PURCHASED OPTIONS (3.3%)
         7,800   Put - iShares MSCI EAFE Index expiring October 22, 2011 at 46                             1,268
         9,100   Put - IShares MSCI EAFE Index expiring October 22, 2011 at 47                             1,784
         5,000   Put - IShares MSCI EAFE Index expiring October 22, 2011 at 48                            1,1723
        13,000   Put - iShares MSCI Emerging Markets Index expiring October 22, 2011 at 33                 1,495
         4,000   Put - iShares MSCI Emerging Markets Index expiring October 22, 2011 at 34                   582
         1,300   Put - iShares MSCI Emerging Markets Index expiring October 22, 2011 at 35                   235
         4,000   Put - iShares MSCI Emerging Markets Index expiring October 22, 2011 at 36                   920
           290   Put - S&P 500 Index expiring October 22, 2011 at 1080                                       738
           570   Put - S&P 500 Index expiring October 22, 2011 at 1100                                     1,787
         1,000   Put - S&P 500 Index expiring October 22, 2011 at 1140                                     4,675
                                                                                                        --------
                 TOTAL PURCHASED OPTIONS
                 (COST: $11,492)                                                                        $ 14,656
                                                                                                        ========

                 WRITTEN OPTIONS (1.3%)
       (2,900)   Call - iShares MSCI EAFE Index expiring October 22, 2011 at 50                             (322)
       (5,000)   Call - iShares MSCI EAFE Index expiring October 22, 2011 at 51                             (357)
      (12,000)   Call - iShares MSCI EAFE Index expiring October 22, 2011 at 54                             (162)
       (4,000)   Call - iShares MSCI Emerging Markets Index expiring October 22, 2011 at 38                 (250)
      (14,000)   Call - iShares MSCI Emerging Markets Index expiring October 22, 2011 at 40                 (294)
         (800)   Call - S&P 500 Index expiring October 22, 2011 at 1200                                   (1,000)
         (830)   Call - S&P 500 Index expiring October 22, 2011 at 1240                                     (365)
      (13,000)   Put - iShares MSCI EAFE Index expiring October 22, 2011 at 41                              (774)
       (2,000)   Put - iShares MSCI EAFE Index expiring October 22, 2011 at 42                              (147)
      (10,000)   Put - iShares MSCI Emerging Markets Index expiring October 22, 2011 at 31                  (675)
       (1,100)   Put - S&P 500 Index expiring October 22, 2011 at 980                                       (891)
         (400)   Put - S&P 500 Index expiring October 22, 2011 at 990                                       (368)
                                                                                                        --------
                 TOTAL WRITTEN OPTIONS
                 (PREMIUMS RECEIVED: $10,614)                                                           $ (5,605)
                                                                                                        ========

================================================================================

                                                  Portfolio Of Investments |  18

================================================================================

                                                                                                    UNREALIZED
 NUMBER OF                                                                                         APPRECIATION/
 CONTRACTS                                        EXPIRATION          CONTRACT                    (DEPRECIATION)
LONG/(SHORT)   SECURITY                              DATE            VALUE (000)                       (000)
----------------------------------------------------------------------------------------------------------------
               FUTURES (.8%)
         40    Euro Stoxx 50 Index Futures        12/16/2011             $116                                  4
         10    FTSE 100 Index Futures             12/16/2011               79                                 (2)
      1,750    S&P 500 E-Mini Index Futures       12/16/2011            1,970                                (57)
          5    Nikkei 225 Index Futures           12/08/2011               43                                 (1)
                                                                       ------                     --------------
               TOTAL FUTURES                                           $2,208                     $          (56)
                                                                       ======                     ==============

($ IN 000s)                                                        VALUATION HIERARCHY
                                                                   -------------------
                                          (LEVEL 1)           (LEVEL 2)
                                        QUOTED PRICES           OTHER             (LEVEL 3)
                                          IN ACTIVE          SIGNIFICANT         SIGNIFICANT
                                           MARKETS           OBSERVABLE         UNOBSERVABLE
                                        FOR IDENTICAL          INPUTS              INPUTS
ASSETS                                     ASSETS                                                         TOTAL
---------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                         $     163,219        $    33,757        $         --       $    196,976
  PREFERRED SECURITIES                             --                444                  --                444
  RIGHTS                                            2                 --                  --                  2
  EXCHANGE-TRADED FUNDS                       198,544                 --                  --            198,544
BONDS:
  CORPORATE OBLIGATIONS                            --              9,216                  --              9,216
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                      --              1,011                  --              1,011
  COMMERCIAL MORTGAGE SECURITIES                   --              9,431                  --              9,431
MONEY MARKET INSTRUMENTS:
  U.S. TREASURY BILLS                              75                 --                  --                 75
  MONEY MARKET FUNDS                           12,421                 --                  --             12,421
PURCHASED OPTIONS                              14,656                 --                  --             14,656
FUTURES*                                          (56)                --                  --                (56)
---------------------------------------------------------------------------------------------------------------
TOTAL                                   $     388,861        $    53,859        $         --       $    442,720
---------------------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

                                          (LEVEL 1)           (LEVEL 2)
                                        QUOTED PRICES           OTHER             (LEVEL 3)
                                          IN ACTIVE          SIGNIFICANT         SIGNIFICANT
                                           MARKETS           OBSERVABLE         UNOBSERVABLE
                                        FOR IDENTICAL          INPUTS              INPUTS
LIABILITIES                              LIABILITIES                                                      TOTAL
---------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS                         $      (5,605)       $        --        $         --       $     (5,605)
---------------------------------------------------------------------------------------------------------------
Total                                   $      (5,605)       $        --        $         --       $     (5,605)
---------------------------------------------------------------------------------------------------------------

For the period of January 1, 2011, through September 30, 2011, common stocks with a fair value of $19,920,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

================================================================================

19  | USAA Global Opportunities Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Global Opportunities Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity

================================================================================

20  | USAA Global Opportunities Fund

================================================================================

securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

================================================================================

21  | USAA Global Opportunities Fund

================================================================================

measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A5, and certain common stocks equity securities traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. NEW ACCOUNTING PRONOUNCEMENTS --
-----------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and

================================================================================

23  | USAA Global Opportunities Fund

================================================================================

annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

H. As of September 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2011, were $15,440,000 and $56,861,000 respectively, resulting in net unrealized depreciation of $41,421,000.

I. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $438,649,000 at September 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 42.4% of net assets at September 30, 2011.

J. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

RIGHTS -- enable the holder to buy a specific number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

REIT      Real estate investment trust

SPDR Exchange-traded funds, managed by State Street Global Advisors, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

25  | USAA Global Opportunities Fund

================================================================================

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at September 30, 2011.

(b) Security was fair valued at September 30, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at September 30, 2011, was zero.

(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at September 30, 2011.

(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(g) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2011. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(h) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(i) Rate represents the money market fund annualized seven-day yield at September 30, 2011.

(j) The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2011.

(k) Security with a value of $75,000 is segregated as collateral for initial margin requirements on open futures contracts.

*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  26




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended SEPTEMBER 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    11/28/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     11/28/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/28/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.